Short-term investments	12 Months Ended
Dec. 31, 2021
Short-term investments
Short-term Investments

3. Short-term investments

As at December 31, 2021 and 2020 all GIC’s had less than one year left before maturity. For December 31, 2021, interest rates ranged from 0.85% to 0.87%. (2020: 0.50% to 1.75%.)

Days to maturity	December 31, 2021	December 31, 2020
Less than 90 days	$-	$191,261
90 days to one year	550,000	150,000
	550,000	341,261